Revenue - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Voyage expenses	$ 388,887	$ 153,766	$ 138,339
Revenues	1,707,758	1,880,332	2,328,569
Time charters
Disaggregation of Revenue [Line Items]
Revenues	521,772	700,321	767,471
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	689,901	169,344	154,477
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	24,549	79,693	93,137
FPSO
Disaggregation of Revenue [Line Items]
Revenues	261,736	541,502	726,658
Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		145,001	343,075
Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		129,624	148,367
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	209,800	114,847	95,384
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	18,554	25,590	20,058
Voyage charters - towage
Disaggregation of Revenue [Line Items]
Revenues	0	25,813	37,952
Non-lease
Disaggregation of Revenue [Line Items]
Revenues	228,354	166,250	153,394
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	510,762	432,676	396,444
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	478,439	385,683	336,530
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	420,262	332,751	283,159
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	23,922	2,285	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	23,820	40,058	45,763
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	10,435	10,589	7,608
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	32,323	46,993	59,914
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	17,405	39,171	58,802
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	14,591	6,709	0
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay LNG | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	327	1,113	1,112
Operating Segments | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	755,763	431,178	550,543
Operating Segments | Teekay Tankers | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	59,786	112,100	97,374
Operating Segments | Teekay Tankers | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	651,388	125,774	90,032
Operating Segments | Teekay Tankers | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		139,936	310,108
Operating Segments | Teekay Tankers | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Tankers | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	44,589	53,368	53,029
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	189,923
Operating Segments | Teekay Parent | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues		5,065	32,967
Operating Segments | Teekay Parent | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		5,065	32,967
Operating Segments | Teekay Parent | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	261,736	209,394	231,435
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenues	261,736	209,394	231,435
Operating Segments | Teekay Parent | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Teekay Parent | Time charters
Disaggregation of Revenue [Line Items]
Revenues	33,737
Operating Segments | Teekay Parent | Teekay Parent | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0
Operating Segments | Teekay Parent | Teekay Parent | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	156,186
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues		89,107	76,111
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues		41,734	28,951
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Other | FPSO
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Other | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Other | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		47,373	47,160
Operating Segments | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	796,711	1,152,390
Operating Segments | Teekay Offshore | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues		796,711	1,152,390
Operating Segments | Teekay Offshore | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues		231,950	336,521
Operating Segments | Teekay Offshore | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		34,576	64,445
Operating Segments | Teekay Offshore | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		68,453	107,834
Operating Segments | Teekay Offshore | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenues		332,108	495,223
Operating Segments | Teekay Offshore | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues
Operating Segments | Teekay Offshore | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		129,624	148,367
Operating Segments | Teekay Offshore | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		0	0
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(10,426)	(83,799)	(111,321)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	(9,418)	(57,385)	(37,336)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	729	(28,818)	(60,460)
Intersegment Eliminations | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0	0
Intersegment Eliminations | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0	0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	(1,737)	2,404	(13,525)
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	9,418	36,358	37,336
Intersegment Eliminations | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	1,689	0	5,404
Intersegment Eliminations | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	$ 34,232	$ 49,514
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Voyage expenses	292,600
Accounting Standards Update 2014-09 | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	(292,600)
Accounting Standards Update 2014-09 | Vessels
Disaggregation of Revenue [Line Items]
Revenues	(82,900)
Accounting Standards Update 2014-09 | Non-lease
Disaggregation of Revenue [Line Items]
Increase in revenue from contract with customer	0
Accounting Standards Update 2014-09 | Teekay Tankers
Disaggregation of Revenue [Line Items]
Increase in revenue from contract with customer	$ 82,900